Condensed Consolidated Statements of Cash Flows - USD ($) $ in Millions	3 Months Ended		12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Operating Activities:
Net income	$ 75	$ 310	$ 364	$ 1,416	$ 682
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization, including discontinued operations	89	169	686	692	628
Impairment loss	0	15	15	9	0
Gain on sales of assets, net			(9)	(306)	0
Loss (gain) on foreign currency transactions, including discontinued operations	(4)	(12)	13	41	(26)
Loss on debt extinguishment	60	0
Share-based compensation	15	11	65	124	78
Amortization of deferred financing costs and other			32	38	50
Distributions from unconsolidated affiliates			22	26	22
Deferred income taxes, including discontnued operations	(51)	(32)	(79)	(479)	14
Accounts receivable, net			(143)	(47)	(143)
Inventories			15	(39)	56
Prepaid expenses			0	(27)	(8)
Income taxes receivable			84	35	(57)
Other current assets			(2)	32	(10)
Accounts payable, accrued expenses and other			232	90	8
Income taxes payable			28	13	10
Change in timeshare financing receivables			(54)	(49)	(27)
Change in deferred revenues			(219)	(212)	(179)
Change in liability for guest loyalty program			154	64	206
Change in other liabilities			199	154	12
Other	(129)	(146)	(38)	(129)	(9)
Net cash provided by operating activities	63	339	1,365	1,446	1,307
Investing Activities:
Capital expenditures for property and equipment	(9)	(84)	(317)	(310)	(268)
Acquisitions, net of cash acquired			0	(1,402)	0
Proceeds from asset dispositions			11	2,205	44
Contract acquisition costs	(13)	(9)	(55)	(37)	(65)
Capitalized software costs	(9)	(11)	(81)	(62)	(69)
Other	(19)	(6)	(36)	20	48
Net cash provided by (used in) investing activities	(50)	(110)	(478)	414	(310)
Financing Activities:
Borrowings	1,823	0	4,715	48	350
Repayment of debt	(1,824)	(32)	(4,359)	(1,624)	(1,424)
Debt issuance costs and redemption premium	(66)	0	(76)	0	(9)
Capital contribution			0	0	13
Dividends paid	(49)	(69)	(277)	(138)	0
Cash transferred in spin-offs of Park and HGV	(501)	0
Repurchases of common stock	(70)	0
Distributions to noncontrolling interests	(1)	(2)	(32)	(8)	(5)
Tax withholdings on share-based compensation	(28)	(13)	(15)	(31)	0
Net cash used in financing activities	(716)	(116)	(44)	(1,753)	(1,075)
Effect of exchange rate changes on cash, restricted cash and cash equivalents	5	4	(15)	(19)	(14)
Net increase (decrease) in cash, restricted cash and cash equivalents	(698)	117	828	88	(92)
Cash, restricted cash and cash equivalents from continuing operations, beginning of period	1,183	633	633	628	706
Cash, restricted cash and cash equivalents from discontinued operations, beginning of period	501	223	223	140	154
Cash, restricted cash and cash equivalents, beginning of period	1,684	856	856	768	860
Cash, restricted cash and cash equivalents from continuing operations, end of period	986	682	1,183	633	628
Cash, restricted cash and cash equivalents from discontinued operations, end of period	0	291	501	223	140
Cash, restricted cash and cash equivalents, end of period	986	973	1,684	856	768
Supplemental Disclosures:
Interest	113	86	478	485	514
Income taxes, net of refunds	6	39	677	475	$ 429
Conversion of Park's property and equipment to timeshare inventory of HGV (investing activities)	0	(22)
Non-cash spin-offs of Park and HGV (financing activities)	$ 29	0
Scenario, Previously Reported [Member]
Financing Activities:
Cash, restricted cash and cash equivalents from continuing operations, beginning of period		634	634
Cash, restricted cash and cash equivalents from discontinued operations, beginning of period		222	222
Cash, restricted cash and cash equivalents, beginning of period		$ 0	$ 0
Cash, restricted cash and cash equivalents from continuing operations, end of period				634
Cash, restricted cash and cash equivalents from discontinued operations, end of period				222
Cash, restricted cash and cash equivalents, end of period				$ 0